Contingencies, Commitments and Guarantees (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Future Aggregate Minimum Lease Payments under Non-Cancellable Operating Leases	The future aggregate minimum lease payments under non-cancellable operating leases are as follows:

December 31,
2017
2018	238
2019	207
2020	167
2021	138
2022	89
2023 and thereafter	456
1,295

Summary of Future Unconditional Purchase Obligations	The future unconditional purchase obligations are as follows:

December 31,
2017
2018	582
2019	429
2020	188
2021	50
2022	24
2023 and thereafter	8
1,281